UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Level Global Investors, L.P.
           --------------------------------------------------
Address:   537 Steamboat Road
           --------------------------------------------------
           Greenwich, Connecticut  06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-10737
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Jaffe
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     203-863-5808
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Adam Jaffe             Greenwich, Connecticut          2/14/05
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        86
                                               -------------

Form 13F Information Table Value Total:        $748,298
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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                                                      FORM 13F INFORMATION TABLE

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

--------------------------------------------- --------------- ----------- ------ --- ----  ---------- ------ --------- ------------
                                                                                                      OTHER      VOTING AUTHORITY
      NAME OF                       TITLE                       VALUE     SHRS OR SH/ PUT/ INVESTMENT MANA-
      ISSUER                       OF CLASS         CUSIP     (X $1000)   PRN AMT PRN CALL DISCRETION GERS     SOLE    SHARED  NONE
--------------------------------------------- --------------- ---------- -------- --- ---- ---------- ------ --------- ------ -----

-----------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC                CALL             037833900       315     100,000 SH CALL   SOLE             100,000
A D C TELECOMMUNICATIONS          COM              000886101     2,680   1,000,000 SH        SOLE           1,000,000
ALCATEL                           SPONSORED ADR    013904305     3,908     250,000 SH        SOLE             250,000
ALEXANDER & BALDWIN INC           COM              014482103     4,242     100,000 SH        SOLE             100,000
ALLIANCE CAPITAL UN (NYS)         COM              01855A101     5,250     125,000 SH        SOLE             125,000
ALLSTATE CORP                     COM              020002101     5,172     100,000 SH        SOLE             100,000
AMDOCS LTD                        ORD              G02602103     5,250     200,000 SH        SOLE             200,000
AMDOCS LTD                        PUT              G02602903        60     100,000 SH PUT    SOLE             100,000
AMERICAN INTL GROUP INC           COM              026874107     9,851     150,000 SH        SOLE             150,000
AMAZON COM INC                    PUT              023135956       300     300,000 SH PUT    SOLE             300,000
ANDREW CORP                       COM              034425108    12,608     925,000 SH        SOLE             925,000
ATI TECHNOLOGIES INC              COM              001941103    10,180     525,000 SH        SOLE             525,000
BLUELINX HLDGS INC                COM              09624H109     1,447     100,000 SH        SOLE             100,000
CABLEVISION SYS CORP              CL A NY CABLVS   12686C109     3,735     150,000 SH        SOLE             150,000
CELESTICA INC                     SUB VTG SHS      15101Q108     4,233     300,000 SH        SOLE             300,000
CHARTER COMMUNICATIONS INC D      CL A             16117M107     3,360   1,500,000 SH        SOLE           1,500,000
CHECK POINT SOFTWARE TECH LT      ORD              M22465104     9,852     400,000 SH        SOLE             400,000
CITIGROUP INC                     COM              172967101    12,045     250,000 SH        SOLE             250,000
COGNOS INC                        COM              19244C109     3,305      75,000 SH        SOLE              75,000
CORNING INC                       COM              219350105    21,186   1,800,000 SH        SOLE           1,800,000
CTRIP COM INTL LTD                ADR              22943F100    15,877     345,000 SH        SOLE             345,000
DIGITAS INC                       COM              25388K104     8,880     929,800 SH        SOLE             929,800
DORAL FINL CORP                   COM              25811P100     3,694      75,000 SH        SOLE              75,000
DREAMWORKS ANIMATION SKG INC      CL A             26153C103     9,565     255,000 SH        SOLE             255,000
DRUGSTORE COM INC                 COM              262241102     1,530     450,000 SH        SOLE             450,000
ECHOSTAR COMMUNICATIONS NEW       CL A             278762109     6,650     200,000 SH        SOLE             200,000
ELAN PLC                          ADR              284131208    19,075     700,000 SH        SOLE             700,000
ELECTRONIC DATA SYS NEW           COM              285661104    18,480     800,000 SH        SOLE             800,000
ELECTRONIC ARTS INC               COM              285512109    37,008     600,000 SH        SOLE             600,000
E M C CORP MASS                   COM              268648102     1,487     100,000 SH        SOLE             100,000
EMULEX CORP                       COM NEW          292475209     3,368     200,000 SH        SOLE             200,000
ENDURANCE SPECIALTY HLDGS LT      SHS              G30397106     3,762     110,000 SH        SOLE             110,000
FRANKLIN RES INC                  COM              354613101     3,483      50,000 SH        SOLE              50,000
GEMSTAR-TV GUIDE INTL INC         COM              36866W106     1,480     250,000 SH        SOLE             250,000
GENERAL MARITIME CORP             SHS              Y2692M103    19,975     500,000 SH        SOLE             500,000
GOLAR LNG LTD BERMUDA             SHS              G9456A100     1,489     100,000 SH        SOLE             100,000
GOLDMAN SACHS GROUP INC           COM              38141G104     5,202      50,000 SH        SOLE              50,000
GOOGLE INC                        CL A             38259P508    21,207     110,000 SH        SOLE             110,000
GREENFIELD ONLINE INC             COM              395150105     5,623     255,700 SH        SOLE             255,700
INSTINET GROUP INC                COM              457750107     1,206     200,000 SH        SOLE             200,000
INTEL CORP                        COM              458140100    28,068   1,200,000 SH        SOLE           1,200,000
INTERNET SEC SYS INC              COM              46060X107     7,556     325,000 SH        SOLE             325,000
ISHARES TR                        MSCI EMERG MKT   464287234    10,093      50,000 SH        SOLE              50,000
JUNIPER NETWRKS INC               COM              48203R104    21,752     800,000 SH        SOLE             800,000
KANBAY INTL INC                   COM              48369P207     3,130     100,000 SH        SOLE             100,000
KB HOME                           COM              48666K109     5,220      50,000 SH        SOLE              50,000
KEMET CORP                        COM              488360108     3,580     400,000 SH        SOLE             400,000
KMART HLDG CORPORATION            COM              498780105     9,895     100,000 SH        SOLE             100,000
KNIGHT TRADING GROUP INC          COM              499063105     2,190     200,000 SH        SOLE             200,000
LEHMAN BROS HLDG INC              COM              524908100     6,561      75,000 SH        SOLE              75,000
LIBERTY MEDIA CORP NEW            COM SER A        530718105     9,882     900,000 SH        SOLE             900,000
LUCENT TECHNOLOGIES INC           COM              549463107    14,100   3,750,000 SH        SOLE           3,750,000
MCAFEE INC                        COM              579064106     5,063     175,000 SH        SOLE             175,000
MCI INC                           COM              552691107     4,032     200,000 SH        SOLE             200,000
METRIS COS INC                    COM              591598107    11,156     875,000 SH        SOLE             875,000
MCAFEE INC                        CALL             579064906        34      50,000 SH CALL   SOLE              50,000
MICROSOFT CORP                    COM              594918104    22,712     850,000 SH        SOLE             850,000
MORGAN STANLEY                    COM NEW          617446448     6,940     125,000 SH        SOLE             125,000
MOTOROLA INC                      COM              620076109    10,320     600,000 SH        SOLE             600,000
NATIONAL SEMICONDUCTOR CORP       COM              637640103    11,668     650,000 SH        SOLE             650,000
NEWS CORP                         CL A             62548E104     8,864     475,000 SH        SOLE             475,000
NVIDIA CORP                       COM              67066G104     6,479     275,000 SH        SOLE             275,000
ORACLE CORP                       COM              68389X105     6,860     500,000 SH        SOLE             500,000
ORACLE CORP                       CALL             68389X905        38     500,000 SH CALL   SOLE             500,000
PALM ONE INC                      COM              69713P107     7,888     250,000 SH        SOLE             250,000
PIXAR                             PUT              725811953        50     100,000 SH PUT    SOLE             100,000
PNC FINL SVCS GROUP INC           COM              693475105    17,232     300,000 SH        SOLE             300,000
PORTALPLAYER INC.                 COM              736187204     3,702     150,000 SH        SOLE             150,000
PROTEIN DESIGN LABS INC           COM              74369L103     2,066     100,000 SH        SOLE             100,000
QUALCOMM INC                      COM              747525103    32,860     775,000 SH        SOLE             775,000
SEAGATE TECHNOLOGY                SHS              G7945J104     6,908     400,000 SH        SOLE             400,000
SEARS ROEBUCK & CO                COM              812387108    25,515     500,000 SH        SOLE             500,000
SEARS ROEBUCK & CO                CALL             812387958        25     100,000 SH CALL   SOLE             100,000
SHIP FINANCE INTERNATIONAL L      SHS              G81075106     6,259     305,000 SH        SOLE             305,000
SIEBEL SYS INC                    COM              826170102    13,637   1,300,000 SH        SOLE           1,300,000
SILICON VY BANC SHARES            COM              827064106     4,482     100,000 SH        SOLE             100,000
SOVEREIGN BANCORP INC             COM              845905108     6,765     300,000 SH        SOLE             300,000
ST JOE CO                         COM              790148100     3,852      60,000 SH        SOLE              60,000
TAKE-TWO INTERACTIVE SOFTWAR      COM              874054109     9,567     275,000 SH        SOLE             275,000
TELEWEST GLOBAL INC               COM              87956T107     4,395     250,000 SH        SOLE             250,000
TOLL BROTHERS INC                 COM              889478103     3,431      50,000 SH        SOLE              50,000
UNITEDGLOBALCOM                   CL A             913247508    12,558   1,300,000 SH        SOLE           1,300,000
VERITAS SOFTWARE CO               COM              923436109     8,565     300,000 SH        SOLE             300,000
VIACOM INC                        CL B             925524308    14,556     400,000 SH        SOLE             400,000
WASHINGTON MUT INC                COM              939322103    10,570     250,000 SH        SOLE             250,000
YAHOO INC                         COM              984332106    29,202     775,000 SH        SOLE             775,000

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